Segment information - Schedule of revenue and noncurrent assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 84,813	$ 88,236	$ 168,305	$ 176,379
Non-current assets	450,433		450,433		$ 449,132
U.S.
Disclosure of geographical areas [line items]
Revenue	60,498	69,943	121,512	140,129
Non-current assets	416,593		416,593		416,835
Canada
Disclosure of geographical areas [line items]
Revenue	4,697	5,065	9,247	9,820
United Kingdom
Disclosure of geographical areas [line items]
Revenue	14,126	6,374	26,339	13,154
Korea
Disclosure of geographical areas [line items]
Revenue	0	0	0	0
Non-current assets	2,288		2,288		2,479
International-other
Disclosure of geographical areas [line items]
Revenue	5,492	$ 6,854	11,207	$ 13,276
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 31,552		$ 31,552		$ 29,818